Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Professional advisors	$ 299	$ 339
Other	258	255
Total	$ 557	$ 594